Long-term Debt - Bank Debt (Details) $ in Millions	Dec. 31, 2023 CAD ($) bank	Dec. 21, 2023 CAD ($) bank	May 10, 2023 CAD ($) bank	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 2,760.0
Maximum ratio of senior debt to EBITDA	3.5
Maximum ratio of total debt to EBITDA	4.0
Maximum ratio of senior debt to adjusted capital	0.55
Letter of credit amount outstanding	$ 26.2			$ 1.8
Syndicated Unsecured Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 2,260.0		$ 400.0
Number of banks | bank	11
Unsecured Operating Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 100.0
Number of banks | bank	1		10
Term Loan
Disclosure of detailed information about borrowings [line items]
Number of banks | bank		12
Non-current debt instruments issued		$ 750.0